SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warranty reserve balances (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
Warranty reserve balances
Total	₫ 20,951,261	$ 834,013,813	₫ 5,629,435
Product warranty
Warranty reserve balances
Total	2,797,818	111,373,671	1,175,585
Campaign warranty
Warranty reserve balances
Total	₫ 18,153,443	$ 722,640,142	₫ 4,453,850